Payments, by Project - 12 months ended Dec. 31, 2025 - CAD ($)	Taxes	Fees	Infrastructure	Total Payments
New Found Gold Corp. | Queensway
Total	$ 61,950	$ 141,166		$ 203,116
Maritime Resources Corp. | Argyle
Total		17,503		17,503
Maritime Resources Corp. | Deer Cove
Total		1,452		1,452
Maritime Resources Corp. | Green Bay
Total		79,186		79,186
Maritime Resources Corp. | Hammerdown
Total	24,067	59,173	$ 169,936	253,176
Maritime Resources Corp. | Lochinvar
Total		3,798		3,798
Maritime Resources Corp. | Orion
Total		36,939		36,939
Maritime Resources Corp. | Penny Cove
Total		41,570		41,570
Maritime Resources Corp. | Pine Cove
Total		81,038		81,038
Maritime Resources Corp. | Point Rousse
Total	$ 39,508	94,361		133,870
Maritime Resources Corp. | Stoger Tight
Total		15,680		15,680
Maritime Resources Corp. | Whisker Valley
Total		$ 161,169		$ 161,169